Convertible Long-Term Debt	0 Months Ended
Jan. 31, 2012
Debt
Long-term Debt [Text Block]

Note 4.  Convertible Long-Term Debt:

On January 25, 2012, we issued a convertible promissory note in the amount of $100,000. The note bear interests at 2.95% per annum until paid or converted. Interest is payable upon the maturity date (January, 2014). The initial conversion rate is $1.00 per share (subject to standard anti-dilution provisions).  The note allows for incremental draws in order to meet future working capital demands. As of January 31, 2012 we had $95,000 in unused credit available for such purposes.

Possible events constituting default are as follows:

  Failure to pay upon demand
  If we make an assignment for the benefit of creditors
  Bankruptcy or Insolvency
  Any merger, liquidation, dissolution or winding up of business unless any successor expressly assumes the obligation

The convertible debt securities were issued with a non-detachable conversion feature and 200,000 detachable warrants. We evaluate and account for such securities in accordance with FASB ASC 815, Accounting for Derivative Financial Instruments as amended.

The Company determined the relative fair value of the warrants was $0. We utilize the Black-Scholes option-pricing model to determine fair value of the note, conversion feature and warrants.  Key assumptions of the Black-Scholes option-pricing model include applicable volatility rates, risk-free interest rates and the instrument's expected remaining life. Assumptions used in the initial valuation were dividend yield of 0%; expected volatility of 100%; risk-free interest rate of 3.2% and an expected life of 3 years

In accordance with the FASB Emerging Issues Task Force (“EITF”) Issue No. 98-5 “Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios” and EITF Issue No. 00-27 “Application of Issue No. 98-5 to Certain Convertible Instruments,” we determined that the convertible notes did not contains an embedded beneficial conversion feature. The effective conversion price exceeded the stock price on the valuation date.